UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  028-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

 /s/ Robert Scott McLellan     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $831,343 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT CAP GROUP INC           COM SER A        043632108    25161   532055 SH       SOLE                   532055
ENSCO PLC                      SPONSORED ADR    29358Q109    42344   800000 SH       SOLE                   800000
FLEETCOR TECHNOLOGIES INC      COM              339041105    51243  1321723 SH       SOLE                  1321723
GOOGLE INC                     CL A             38259P508    67330   105000 SH       SOLE                   105000
GRACE W R & CO DEL NEW         COM              38388F108    78030  1350000 SH       SOLE                  1350000
JONES LANG LASALLE INC         COM              48020Q107    47903   575000 SH       SOLE                   575000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    36616   400000 SH       SOLE                   400000
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308    32163  1250000 SH       SOLE                  1250000
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1 52729NBM1     9620  8000000 SH       SOLE                  8000000
LIBERTY GLOBAL INC             COM SER A        530555101    60096  1200000 SH       SOLE                  1200000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    27247   550000 SH       SOLE                   550000
MOTOROLA SOLUTIONS INC         COM NEW          620076307    54388  1070000 SH       SOLE                  1070000
NRG ENERGY INC                 COM NEW          629377508    11828   754800 SH       SOLE                   754800
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    42854  1280000 SH       SOLE                  1280000
SOLARWINDS INC                 COM              83416B109    42515  1100000 SH       SOLE                  1100000
TRANSDIGM GROUP INC            COM              893641100    23152   200000 SH       SOLE                   200000
TRIPADVISOR INC                COM              896945201    21759   610000 SH       SOLE                   610000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    61744  1150000 SH       SOLE                  1150000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    22136   800000 SH       SOLE                   800000
WABCO HLDGS INC                COM              92927K102    62294  1030000 SH       SOLE                  1030000
XPO LOGISTICS INC              COM              983793100    10920   650000 SH       SOLE                   650000